2 SIGNIFICANT ACCOUNTING POLICIES: Equipment: Disclosure of detailed information about property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2017
Office equipment
Useful lives or depreciation rates, property, plant and equipment	3-5 years
Depreciation method, property, plant and equipment	Straight-line
Computer equipment
Useful lives or depreciation rates, property, plant and equipment	3-5 years
Depreciation method, property, plant and equipment	Straight-line